Other Comprehensive Income (Loss) Components of Other Comprehensive Income (Loss) Including Reclassification Adjustments by Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss), before Tax [Roll Forward]
AOCI before Tax, Attributable to Parent, beginning balance	$ 1,187.4	$ 435.7	$ (153.0)
Pretax Reclassification of Stranded Amounts in AOCI to Equity		(3.4)
AOCI before Tax, Attributable to Parent, after Cumulative Effect Adjustment and Reclassification of Stranded Amounts		439.1
Unrealized Holding Gain (Loss) on Securities Arising During the Period, before tax	(892.4)	1,557.2	825.8
Foreign Currently Translation Adjustment, before tax	(0.8)
Portion Attributable to Noncontrolling Interest, before tax			(5.9)
Total other comprehensive income (loss) before reclassifications, before tax	(893.2)	1,557.2	819.9
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, before Tax	242.8	810.0	232.2
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	(0.9)	(1.1)	(1.0)
Total reclassification adjustment for amounts realized in net income, before tax	241.9	808.9	231.2
Total other comprehensive income, before tax	(1,135.1)	748.3	588.7
AOCI before Tax, Attributable to Parent, ending balance	52.3	1,187.4	435.7
Accumulated Other Comprehensive Income (Loss), Tax [Roll Forward]
AOCI Tax, Attributable to Parent, beginning balance	(255.7)	(94.0)	32.1
Tax, Reclassification of Stranded Amounts in AOCI to Equity		0.7
AOCI Tax, Attributable to Parent, After Reclassification of Stranded Amounts		(94.7)
Unrealized Holding Gain (Loss) on Securities Arising During the Period, tax	193.0	(306.1)	(174.9)
Foreign currency translation adjustment, tax	0.2
Portion Attributable to Noncontrolling Interest, tax			1.3
Total Other Comprehensive Income (Loss), before Reclassification Adjustments, Tax	193.2	(306.1)	(173.6)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax	(51.1)	(145.4)	(47.7)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, Tax	0.2	0.3	0.2
Total reclassification adjustment for amounts realized in net income, Total tax (provisions) benefit	(50.9)	(145.1)	(47.5)
Total other comprehensive income, Total tax (provision) benefit	244.1	(161.0)	(126.1)
AOCI Tax, Attributable to Parent, ending balance	(11.6)	(255.7)	(94.0)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income, beginning balance	931.7	341.7	(120.9)
Reclassification of Stranded Amounts in AOCI to Equity		(2.7)
AOCI, Net of Tax, After Cumulative Effect Adjustment and Reclassification of Stranded Amounts		344.4
Unrealized Holding Gain (Loss) on Securities Arising During Period, after tax	(699.4)	1,251.1	650.9
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(0.6)
Other comprehensive (income) loss attributable to NCI	0.0	0.0	(4.6)
Total other comprehensive income (loss), before reclassifications, after tax	(700.0)	1,251.1	646.3
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	191.7	664.6	184.5
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	(0.7)	(0.8)	(0.8)
Total reclassification adjustment for amounts realized in net income, Net of tax	191.0	663.8	183.7
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(891.0)	587.3	462.6
After tax total accumulated other comprehensive income, ending balance	40.7	931.7	341.7
Net unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income, beginning balance	947.3	360.8	(105.6)
Reclassification of Stranded Amounts in AOCI to Equity		0.0
AOCI, Net of Tax, After Cumulative Effect Adjustment and Reclassification of Stranded Amounts		360.8
Unrealized Holding Gain (Loss) on Securities Arising During Period, after tax	(699.4)	1,251.1	650.9
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	0.0
Other comprehensive (income) loss attributable to NCI			0.0
Total other comprehensive income (loss), before reclassifications, after tax	(699.4)	1,251.1	650.9
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	191.7	664.6	184.5
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	0.0	0.0	0.0
Total reclassification adjustment for amounts realized in net income, Net of tax	191.7	664.6	184.5
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(891.1)	586.5	466.4
After tax total accumulated other comprehensive income, ending balance	56.2	947.3	360.8
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income, beginning balance	(15.6)	(16.4)	(17.2)
Reclassification of Stranded Amounts in AOCI to Equity		0.0
AOCI, Net of Tax, After Cumulative Effect Adjustment and Reclassification of Stranded Amounts		(16.4)
Unrealized Holding Gain (Loss) on Securities Arising During Period, after tax	0.0	0.0	0.0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	0.0
Other comprehensive (income) loss attributable to NCI			0.0
Total other comprehensive income (loss), before reclassifications, after tax	0.0	0.0	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	0.0	0.0	0.0
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	(0.7)	(0.8)	(0.8)
Total reclassification adjustment for amounts realized in net income, Net of tax	(0.7)	(0.8)	(0.8)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	0.7	0.8	0.8
After tax total accumulated other comprehensive income, ending balance	(14.9)	(15.6)	(16.4)
Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income, beginning balance	0.0	(2.7)	1.9
Reclassification of Stranded Amounts in AOCI to Equity		(2.7)
AOCI, Net of Tax, After Cumulative Effect Adjustment and Reclassification of Stranded Amounts		0.0
Unrealized Holding Gain (Loss) on Securities Arising During Period, after tax		0.0	0.0
Other comprehensive (income) loss attributable to NCI			(4.6)
Total other comprehensive income (loss), before reclassifications, after tax		0.0	(4.6)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax		0.0	0.0
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax		0.0	0.0
Total reclassification adjustment for amounts realized in net income, Net of tax		0.0	0.0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		0.0	(4.6)
After tax total accumulated other comprehensive income, ending balance		0.0	$ (2.7)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income, beginning balance	0.0
Unrealized Holding Gain (Loss) on Securities Arising During Period, after tax	0.0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(0.6)
Total other comprehensive income (loss), before reclassifications, after tax	(0.6)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	0.0
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	0.0
Total reclassification adjustment for amounts realized in net income, Net of tax	0.0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(0.6)
After tax total accumulated other comprehensive income, ending balance	$ (0.6)	$ 0.0